CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management And Financial Risk
Capital management
	At December 31	At December 31
(in thousands)	2020	2019

Net cash and investments:
Cash and cash equivalents	$24,992	$8,190
Investments	16,950	12,104
Debt obligations-current (note 14)	(240)	(470)
Net cash and investments	$41,702	$19,824

Credit risk
	At December 31	At December 31
(in thousands)	2020	2019

Cash and cash equivalents	$24,992	$8,190
Trade and other receivables	3,374	4,023
Restricted cash and investments	12,018	11,994
	$40,384	$24,207

Maturities of financial liabilities
(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$7,178	$—
Debt obligations (note 14)	240	375
	$7,418	$375

Currency risk
	Dec.31’2020	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)
Currency risk
Canadian dollar (“CAD”) weakens	1.2732	1.4005	$1,019
Canadian dollar (“CAD”) strengthens	1.2732	1.1459	$(1,019)

Price risk
Change in
net income
(in thousands)	(loss)

Equity price risk
10% increase in equity prices	$1,709
10% decrease in equity prices	(1,709)

Fair value of financial assets and financial liabilities
	Financial	Fair	December 31,	December 31,
	Instrument	Value	2020	2019
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$24,992	$8,190
Trade and other receivables	Category B		3,374	4,023
Investments
Equity instruments-shares	Category A	Level 1	16,657	11,971
Equity instruments-warrants	Category A	Level 2	293	133
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		2,883	2,859
Credit facility pledged assets	Category B		9,000	9,000
Reclamation letter of credit collateral	Category B		135	135
			$57,334	$36,311

Financial Liabilities:
Account payable and accrued liabilities	Category C		7,178	7,930
Debt obligations	Category C		615	1,002
			$7,793	$8,932

(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.